Loans - Schedule of carrying amounts and gains arising from the derecognition of these financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Gains (losses)	$ 0	$ 0	$ 21